Transamerica International Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 1.6%
Northern Star Resources, Ltd.	1,101,670	$ 7,932,612

Austria - 2.2%
Erste Group Bank AG (A)	332,988	11,293,116

China - 7.6%
Airtac International Group	244,100	8,597,782
Alibaba Group Holding, Ltd., ADR (A)	28,464	6,453,643
ANTA Sports Products, Ltd.	373,800	6,096,891
Ping An Insurance Group Co. of China, Ltd., H Shares	602,800	7,176,283
Tencent Holdings, Ltd.	130,500	10,239,770

		38,564,369

Finland - 1.7%
Neste OYJ	161,617	8,578,049

France - 7.4%
Sanofi	124,971	12,347,132
TOTAL SE (B)	270,061	12,596,764
Vinci SA	122,669	12,567,080

		37,510,976

Germany - 4.3%
Bayerische Motoren Werke AG	79,725	8,271,371
Henkel AG & Co. KGaA	52,284	5,177,920
Knorr-Bremse AG	67,494	8,423,166

		21,872,457

Ireland - 4.6%
Kingspan Group PLC	112,423	9,531,920
Smurfit Kappa Group PLC	294,193	13,855,206

		23,387,126

Israel - 1.6%
Nice, Ltd., ADR (A) (B)	36,924	8,048,324

Italy - 2.7%
Enel SpA	1,371,787	13,662,644

Japan - 26.4%
Asahi Group Holdings, Ltd.	332,500	14,008,693
Haseko Corp. (B)	510,600	7,143,097
Koito Manufacturing Co., Ltd. (B)	147,500	9,884,398
Lasertec Corp.	69,600	9,127,044
Nidec Corp.	104,900	12,728,214
Nitori Holdings Co., Ltd.	60,500	11,706,593
Open House Co., Ltd.	212,800	9,071,267
Pan Pacific International Holdings Corp.	377,300	8,897,090
SoftBank Group Corp.	96,200	8,106,083
Sushiro Global Holdings, Ltd.	244,100	10,780,302
Taiyo Yuden Co., Ltd.	186,300	8,749,244
Takeda Pharmaceutical Co., Ltd. (B)	175,336	6,310,354
Tokyo Electron, Ltd.	39,300	16,607,333

		133,119,712

Luxembourg - 1.2%
Aroundtown SA	816,238	5,810,218

Netherlands - 1.9%
Euronext NV (C)	93,224	9,390,913

	Shares	Value
COMMON STOCKS (continued)
Norway - 5.1%
DnB ASA	794,886	$ 16,914,149
Equinor ASA	463,352	9,063,186

		25,977,335

Republic of Korea - 2.9%
Samsung Electronics Co., Ltd.	199,992	14,384,227

Spain - 2.1%
Iberdrola SA	812,395	10,465,362

Sweden - 2.6%
Epiroc AB, Class A	169,400	3,836,665
Epiroc AB, Class B	446,671	9,305,805

		13,142,470

Switzerland - 6.8%
Lonza Group AG	20,182	11,283,044
Roche Holding AG	40,780	13,179,126
Swiss Life Holding AG	19,993	9,827,803

		34,289,973

Taiwan - 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	114,644	13,560,092

United Kingdom - 11.5%
Ashtead Group PLC	278,473	16,611,468
Beazley PLC (A)	1,122,332	5,443,211
British American Tobacco PLC	239,686	9,166,154
Legal & General Group PLC	2,857,822	10,995,957
Rio Tinto PLC, ADR (B)	204,319	15,865,370

		58,082,160

Total Common Stocks (Cost $377,569,794)		489,072,135

OTHER INVESTMENT COMPANY - 5.7%
Securities Lending Collateral - 5.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	28,924,034	28,924,034

Total Other Investment Company (Cost $28,924,034)		28,924,034

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2021, to be repurchased at $4,655,624 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $4,748,828.	$ 4,655,624	4,655,624

Total Repurchase Agreement (Cost $4,655,624)		4,655,624

Total Investments (Cost $411,149,452)		522,651,793
Net Other Assets (Liabilities) - (3.5)%		(17,500,835)

Net Assets - 100.0%		$ 505,150,958

Transamerica Series Trust	Page 1

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	7.5%	$ 39,294,469
Insurance	6.4	33,443,254
Pharmaceuticals	6.1	31,836,612
Oil, Gas & Consumable Fuels	5.8	30,237,999
Machinery	5.8	30,163,418
Banks	5.4	28,207,265
Electric Utilities	4.6	24,128,006
Metals & Mining	4.6	23,797,982
Trading Companies & Distributors	3.2	16,611,468
Household Durables	3.1	16,214,364
Technology Hardware, Storage & Peripherals	2.7	14,384,227
Beverages	2.7	14,008,693
Containers & Packaging	2.6	13,855,206
Electrical Equipment	2.4	12,728,214
Construction & Engineering	2.4	12,567,080
Specialty Retail	2.2	11,706,593
Life Sciences Tools & Services	2.2	11,283,044
Hotels, Restaurants & Leisure	2.1	10,780,302
Interactive Media & Services	2.0	10,239,770
Auto Components	1.9	9,884,398
Building Products	1.8	9,531,920
Capital Markets	1.8	9,390,913
Tobacco	1.8	9,166,154
Multiline Retail	1.7	8,897,090
Electronic Equipment, Instruments & Components	1.7	8,749,244
Automobiles	1.6	8,271,371
Wireless Telecommunication Services	1.5	8,106,083
Software	1.5	8,048,324
Internet & Direct Marketing Retail	1.2	6,453,643
Textiles, Apparel & Luxury Goods	1.2	6,096,891
Real Estate Management & Development	1.1	5,810,218
Household Products	1.0	5,177,920

Investments	93.6	489,072,135
Short-Term Investments	6.4	33,579,658

Total Investments	100.0%	$ 522,651,793

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$43,927,429	$445,144,706	$—	$489,072,135
Other Investment Company	28,924,034	—	—	28,924,034
Repurchase Agreement	—	4,655,624	—	4,655,624

Total Investments	$72,851,463	$449,800,330	$—	$522,651,793

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,751,132, collateralized by cash collateral of $28,924,034 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $23,712,627. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of the 144A security is $9,390,913, representing 1.9% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica International Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4